FEDERATED MDT STOCK TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

APRIL 13, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED MDT STOCK TRUST (the “Trust” or “Registrant”)

Class R6 Shares

1933 Act File No. 2-75756

1940 Act File No. 811-3385

Dear Sir or Madam:

Post-Effective Amendment No. 59 under the Securities Act of 1933 and Amendment No. 54 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective on June 24, 2016 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add Class R6 Shares to the Trust.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Trust acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (724) 720-8834.

Very truly yours,

/s/ Mark R. Thompson

Mark R. Thompson

Senior Paralegal

Enclosures